Deferred income taxes - Components of deferred income tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Tax [Abstract]
Deferred income tax liabilities	$ (3.6)	$ (4.9)
Deferred income tax assets	16.2	16.6
Net deferred income tax assets	$ 12.6	$ 11.7	$ 12.1